SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about mining interests disposal (Details) - USD ($) $ in Thousands		3 Months Ended
	Aug. 14, 2023	Mar. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disposal Groups Classified As Held For Sale [Line Items]
Cash and cash equivalents			$ 125,581	$ 151,438	$ 237,926
Prepaid expenses and other			8,720	5,617
Mineral Property Interest			998,835	1,061,124
Property plant and equipment			406,294	451,335
Total assets			1,976,355	2,110,009
Leases			36,702	37,583	39,861
Deferred tax liabilities			126,304	200,991	220,754
Decommissioning liabilities			151,564	149,017	$ 153,607
Total liabilities			$ 618,235	698,711
Disposal groups classified as held for sale [member] | La Guitarra [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Cash and cash equivalents		$ 5,401
Other Receivable		427
Inventory		440
Prepaid expenses and other		35		51
Mineral Property Interest		34,089
Property plant and equipment		4,003		4,004
Other assets		40
Total assets		44,435
Trade Payables and accrued liabilities		232
Leases		21
Deferred tax liabilities		6,894
Decommissioning liabilities		2,951		2,951
Total liabilities		10,098
Net assets disposed		34,337		34,252
Loss on disposal		(1,378)
Total non-cash consideration		$ 33,172
Disposal groups classified as held for sale [member] | La Parrilla [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Cash and cash equivalents	$ 0
Other Receivable	0
Inventory	854
Prepaid expenses and other	0			0
Mineral Property Interest	13,891
Property plant and equipment	5,829			7,821
Other assets	680
Total assets	21,254
Trade Payables and accrued liabilities	0
Leases	519
Deferred tax liabilities	1,667
Decommissioning liabilities	4,167			4,167
Total liabilities	6,353
Net assets disposed	14,901			$ 22,197
Loss on disposal	(1,646)
Total non-cash consideration	$ 13,822